Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid wallet service fee	[1]	$ 2,137,204	$ 764,717
Wallet service usage fee receivables	[2]	376,520	781,291
Prepaid IT related expenses		359,482	341,045
Office sub-lease receivables	[3]	2,678,923	1,445,941
Office rent deposit		674,878	659,195
Insurance expenses		248,647	7,904
Other		150,544	265,707
Total prepaid expense and other current assets		$ 6,626,198	$ 4,265,800

[1]	Prepaid wallet service fee represent credits for technical services provided by Cobo. The measurement of prepaid service credit is disclosed in Note 16.
[2]	The balances represent receivables arising from wallet service fee reimbursement from third parties (Note 6).
[3]	The balances represent receivables arising from office sub-lease expense reimbursement from third parties.